Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Preferred Stock Issued and Outstanding

The Company’s preferred stock issued and outstanding as of December 31, 2012, are as follows:

	Shares
	Issued and	Liquidation
	Outstanding	Preference	Liquidation	Carrying
	(In thousands)	Per Share	Preference	Value

Series A	400	$1,000	$400	$394
Series B	485	$1,000	485	471

Total Preferred Stock	885		$885	$865